July 1, 2003

Fund Profile

T. Rowe Price

Spectrum Income Fund

Spectrum Growth Fund

Spectrum International Fund

Three broadly diversified growth, income, and international funds that invest in other T. Rowe Price funds.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at

troweprice.com.

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Fund Profile

What is each fund`s objective?

Income Fund seeks a high level of current income with moderate share price fluctuation.

Growth Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective.

International Fund seeks long-term capital appreciation.

What is each fund`s principal investment strategy?

Each fund can diversify its assets widely among a set of T. Rowe Price mutual funds representing specific market segments. Each Spectrum Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.

Income Fund may invest in domestic and international bond funds, a money market fund, and an income-oriented stock fund.

Growth Fund may invest in domestic and international equity funds and a money market fund.

International Fund may invest in developed and emerging market equity funds, international bond funds, and a money market fund.

Within the ranges shown in the next table, managers decide how much of each fund`s assets to allocate to underlying fund investments based on their outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

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Table 1  Asset Allocation Ranges for Underlying Funds
Income Fund	Investment Range	Growth Fund	Investment Range	International Fund	Investment Range
Emerging Markets Bond	0—10%	Blue Chip Growth	5—20%	Emerging Europe & Mediterranean	0—15%
Equity Income	10—25	Equity Income	7.5—22.5	Emerging Markets Bond	0—15
GNMA	5—20	Growth & Income	7.5—22.5	Emerging Markets Stock	0—20
High Yield	10—25	Growth Stock	5—20	European Stock	0—30
International Bond	5—20	International Stock	10—25	International Bond	0—20
New Income	15—30	Mid-Cap Value	0—15	International Discovery	0—20
Short-Term Bond	0—15	New Era	0—15	International Stock	35—65
Summit Cash Reserves	0—25	New Horizons	10—25	Japan	0—30
U.S. Treasury Long-Term	0—15	Summit Cash Reserves	0—25	Latin America	0—15
				New Asia	0—20
				Summit Cash Reserves	0—25

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.

What are the main risks of investing in the funds?

Each Spectrum Fund`s broad diversification is designed to cushion severe losses in any one investment sector and moderate the fund`s overall price swings. However, the funds` share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. The Income Fund should experience lower price volatility than the equity-focused funds. Each fund carries some particular risk considerations:

Income Fund

This fund`s share price will typically move in the opposite direction of U.S. interest rates, so a rise in rates, or interest rate risk, represents the most important source of risk. Interest rate risk will increase to the extent the fund invests in underlying funds with longer maturity bonds. There is also exposure to credit risk: corporate bond holdings in the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund`s share price and income level. Credit risk for the fund increases to the extent it invests in high-yield ("junk") bonds, primarily through the High Yield Fund. The fund is exposed to the risks of international investing to the extent it invests overseas, primarily through the International Bond Fund. For example, weakening foreign currencies versus the U.S. dollar would typically reduce returns from bonds denominated in other currencies. In addition, emerging market bonds are subject

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Fund Profile

to the special political and economic risks of these newly industrialized countries. To the extent that Income Fund invests in stocks through the Equity Income Fund, its share price would be hurt by stock market declines.

Growth Fund

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As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a particular underlying fund or the industries or companies in which it invests may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of the growth potential of underlying funds held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market.
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In addition to the general stock market risks assumed by the funds held in this portfolio, certain underlying holdings carry additional risks. The fund`s investments in small companies, primarily through the New Horizons Fund, may experience greater price swings than its investments in funds holding larger stocks. To the extent the fund invests in foreign securities, primarily through the International Stock Fund, it is also subject to the risk that it may lose value due to declining foreign currencies or adverse political or economic events overseas.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

International Fund

This fund is subject to the general stock and bond market risks noted previously. Because it can invest only up to 35% of assets in foreign bond funds, its performance will primarily be influenced by stock fund risks. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. These risks include fluctuations in foreign exchange rates that can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, weakening foreign currencies versus the U.S. dollar would typically lower returns for U.S. investors. Investing in foreign markets may also involve higher costs and lower liquidity. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the fund.

To the extent the fund has investments in emerging market countries, primarily through the Emerging Markets Stock, Latin America, or New Asia Funds, it will be more subject to abrupt and severe price declines. Many of the economic and

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political structures of these countries do not compare favorably with the U.S. in terms of wealth and stability, and their financial markets lack liquidity. Therefore, investments in these countries are much riskier than investments in mature markets.

As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How can I tell which fund is most appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk.

If you would like a one-stop approach to broad diversification and can accept the possibility of moderate share price declines in an effort to achieve relatively high income, Income Fund could be an appropriate part of your overall investment strategy.

If you would like a one-stop approach to broad diversification and can accept the possibility of share price declines in an effort to achieve long-term capital appreciation and some current income, Growth Fund could be an appropriate part of your overall investment strategy.

If you would like a one-stop approach to broad international diversification and can accept the possibility of significant share price declines in an effort to achieve long-term capital appreciation, International Fund could be an appropriate part of your overall investment strategy.

The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

How has each fund performed in the past?

The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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Fund Profile

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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Table 2  Average Annual Total Returns
	Periods ended 06/30/03
	1 year	5 years	Shorter of 10 years or since inception	Inception date
Income Fund
Returns before taxes	12.97%	6.02%	7.49%	6/29/90
Returns after taxes on distributions	11.01	3.57	4.73
Returns after taxes on distributions and sale of fund shares	8.24	3.60	4.67
Lehman Brothers U.S. Aggregate Index	10.40	7.55	7.21
Lipper General Bond Funds Average	9.32	5.23	6.30
Growth Fund
Returns before taxes	0.15%	0.78%	9.22%	6/29/90
Returns after taxes on distributions	-0.25	-0.97	6.97
Returns after taxes on distributions and sale of fund shares	0.13	0.08	7.00
S&P 500 Stock Index	0.25	-1.61	10.04
Lipper Multi-Cap Core Funds Index	1.30	-0.80	8.89
International Fund
Returns before taxes	-5.48%	-2.25%	0.10%	12/31/96
Returns after taxes on distributions	-5.88	-3.84	-1.39
Returns after taxes on distributions and sale of fund shares	-3.62	-2.41	-0.43
Combined Index (90% MSCI EAFE/10% J.P. Morgan Non-U.S. Dollar Government Bond Index)	-3.66	-2.59	0.33
Lipper International Funds Average	-7.98	-3.79	0.10

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

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J.P. Morgan Non-U.S. Dollar Government Bond Index tracks government bonds in 12 international markets.
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What fees or expenses will I pay?

The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will

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indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.

Table 3  Range of Average Weighted Expense Ratios as of December 31, 2002
Income Fund	Growth Fund	International Fund

0.65% to 0.85%	0.73% to 0.92%	0.83% to 1.36%

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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the weighted average expense ratios of the underlying funds to show the expenses you would pay if operating expenses remain the same and you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:
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Fund	1 year	3 years	5 years	10 years
Income Fund	$82	$255	$444	$990
Growth Fund	90	281	488	1,084
International Fund	114	356	617	1,363

Who manages the funds?

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T. Rowe Price serves as investment manager for the Spectrum Growth and Spectrum Income Funds as well as all of the underlying domestic funds. T. Rowe Price International serves as investment manager for the Spectrum International Fund. T. Rowe Price International or an affiliate serves as the investment manager for all of the underlying international funds. Each manager is responsible for the selection and management of fund portfolio investments.
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T. Rowe Price and T. Rowe Price International are wholly owned subsidiaries of T. Rowe Price Group, Inc. Their U.S. offices are located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price International and its affiliate also have offices in London, Tokyo, Singapore, Hong Kong, Buenos Aires, Paris, and Copenhagen.
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Spectrum Income and Spectrum Growth Funds

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Edmund M. Notzon III manages the funds day to day and has been chairman of their Investment Advisory Committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.
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Spectrum International Fund

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John R. Ford manages the fund day to day and has been chairman of its Investment Advisory Committee since 1996. He joined T. Rowe Price International in 1982 and has been a portfolio manager since 1984.
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To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

How can I purchase shares?

Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

How can I sell shares?

You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

When will I receive income and capital gain distributions?

Spectrum Income Fund distributes income monthly and net capital gains, if any, at year-end. Spectrum Growth and Spectrum International Funds distribute income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

What services are available?

A wide range, including but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C08-035

  T. Rowe Price Investment Services, Inc., Distributor.